Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Foreign currency translation [Policy Text Block]
(a)	Foreign currency translation

These consolidated financial statements are presented in United States dollars, which is the functional currency of the Company and all of its subsidiaries. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Income and expenses, and cash flows of foreign operations, are translated into United States dollars using annual average exchange rates. Exchange differences arising from operating transactions are recorded in operating profit or loss for the period; exchange differences related to financing transactions are recognized in finance income or directly in equity.

Financial Instruments Recognition, Measurement, Disclosure and Presentation [Policy Text Block]
(b)	Financial instruments

The Company aggregates similar financial instruments into classes based on their nature and characteristics. All financial assets except those classified as fair value through profit or loss are reviewed at each reporting date to determine whether there is any indication of impairment. Financial assets are considered to be impaired when there is objective evidence that the estimated future cash flows of the investment have been affected as a result of one or more events that occurred after the initial recognition.

The Company's accounting policy for each class of financial instruments is as follows:

(i)     Fair value through profit or loss

Financial instruments classified as fair valuethrough profit or loss arereported at fair valueat eachreportingdate,and anychangeinfair value is recognized in net income in the period during which the change occurs. In these consolidated financial statements, cash and derivative liabilities have been classified as fair value through profit or loss.

(ii)    Loans and receivables and other financial liabilities

Financial instruments classified as loans and receivables and other financial liabilities are carried at amortized cost using the effective interest method. Transaction costs are included in the amount initially recognized .In these consolidated financial statements, development costs receivable have been classified as loans and receivables. Trade payables and other liabilities and convertible debentures have been classified as other financial liabilities.

(iii)  Fair value hierarchy

Assets and liabilities recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 - valuation based on quoted prices (unadjusted) in active markets for identical assets and liabilities. In these consolidated financial statements, cash is included in this category.

Level 2 - valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. In these consolidated financial statements, derivative liabilities are included in this category.

Level 3 - valuation techniques using the inputs for the asset or liability that are not based on observable market data. There are no assets or liabilities in this category in these consolidated financial statements.

Description of accounting policy for derivative financial instruments and hedging [text block]
(c)	Convertible debentures and derivative liabilities

The Company issues convertible debentures used as bridge loans, which can be converted into common shares at the option of the holder, into a fixed number of shares for a fixed amount of consideration, or into a fixed number of shares for a variable amount of consideration, or into a variable number of shares.

(i)    Initial recognition

Upon initial recognition, the Company determines whether the convertible debenturec onsist of  liability and equity components, or if both components represent  liabilities.

For convertible debentures which provide conversion into a fixed number of shares, the liability component is recognized initially at the fair value of a similar, non-convertible liability. The equity component is recognized as the difference between the fair value of the instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

For convertible debentures which provide conversion into a variable number of shares or into afixed number shares for a variable amount of consideration, the conversion option is accounted for as an embedded derivative, which is separated from the host contract. Upon initial recognition, the derivative liabilityis valued at fair value using a Black Scholes or a binomial pricing model. The carrying amount of the convertible debenture is recognized as the difference between the fair value of the instrument as a whole and the fair value of the derivative liability. Any directly attributable transaction costs are allocated to the debenture and derivative liability components in proportion to their initial carrying amounts.

(ii)   Modifications and extinguishments

To the extent there are changes to the terms of outstanding convertible debentures, these changes may be recorded as amodification or an extinguishment. A substantial change in the terms of an existing financial liability is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The terms are substantially different if the discounted present value of the cash flows under the new terms is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. A modification of the original financial liability is accounted for as an adjustment to the effective interest rate.

Property and Equipment [Policy Text Block]
(d)	Property and equipment

Property and equipment are recorded at cost and are amortized over their estimated useful lives at the following annual rates and methods:

	Method	Rate
Computers	Declining balance	30%
Furniture and equipment	Declining balance	30%

Impairment of Long-lived Assets [Policy Text Block]
(e)	Impairment of long-lived assets

The carrying amounts of property and equipment and patents are reviewed for impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable. When the carrying amount exceeds the estimated recoverable amount, the assets are written down to their recoverable amount.

The recoverable amount of long-lived assets is the greater of fair value less costs to sell and value in use. Impairment losses are recognized in the consolidated statements of loss and comprehensive loss.

Development costs [Policy Text Block]
(f)	Development costs

Research costs are expensed in the period incurred. Development costs are expensed as incurred unless they meet the criteria for capitalization. Expenditures during the development phase are capitalized if the Company can demonstrate each of the following criteria: (i) the technical feasibility of completing the asset so that it will be available for use or sale, (ii) its intention to complete the asset and use or sell it, (iii) its ability to use or sell the asset, (iv) how the asset will generate probable future economic benefits, (v) the availability of adequate technical, financial and other resources to complete the development and to use or sell the asset, and (vi) its ability to measure reliably the expenditure attributable to the asset during its development; otherwise, these costs are expensed as incurred. Payments received from development partners on projects are recorded to deferred development costs as a recovery of costs incurred.

Patents [Policy Text Block]
(g)	Patents

Patents are recorded at cost and are amortized on a straight line basis over their estimated useful lives of 5 years.

Stock based Compensation and Other Stock based Payments [Policy Text Block]
(h)	Stock-based compensation and other stock-based payments

Where equity instruments are granted to employees, they are recorded at the fair value of the equity instrument granted at the grant date. The grant date fair value is recognized in net income over the vesting period. Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of operations. When the value of goods or services received in exchange for the stock-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The cost recognized for all equity-settled stock-based payments are reflected in contributed surplus, until the instruments are exercised. Upon exercise, shares are issued from treasury and the amount previously reflected in contributed surplus along with any proceeds paid upon exercise, credited to share capital.

Income Taxes [Policy Text Block]
(i)	Income taxes

The Company accounts for its income taxes using the deferred tax assets and liabilities method. Deferred income tax assets and liabilities are determined based on the difference between the carrying amount and the tax basis of the assets and liabilities. Any change in the net amount of deferred income tax assets and liabilities is included in profit or loss or equity. Deferred income tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws which are expected to apply to taxable profit for the years in which the assets and liabilities will be recovered or settled. Deferred income tax assets are recognized when it is probable they will be realized. Deferred tax assets and liabilities are not discounted.

Description of accounting policy for provisions [text block]
(j)	Provisions

Provision for risks and expenses are recognized for probable outflows of resources that can be estimated and that result from present obligations resulting from past events. In the case where a potential obligation resulting from past events exists, but where occurrence of the outflow of resources is not probable or the estimate is not reliable, these contingencies are disclosed. Provisions, if any, are measured based on management's best estimates of outcomes on the basis of facts known at the reporting date.

Description of accounting policy for issued capital [text block]
(k)	Share capital

Share capital is presented at the fair value of the shares issued. Costs related to the issuance of shares are reported in equity, net of tax, as a deduction from the issuance proceeds.

Earnings or Loss Per Share [Policy Text Block]
(l)	Earnings or loss per share

The Company presents basic and diluted earnings per share data for its common shares. Basic earnings per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise stock options and convertible debentures.